As filed with the U.S. Securities and Exchange Commission on February 16, 2007

Securities Act File No. 33-11716

Investment Company Act File No. 811-5018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __
Post-Effective Amendment No. 50

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 49

(Check appropriate box or boxes.)

Legg Mason Partners Investment Series*

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel

Legg Mason Partners Investment Series

300 First Stamford Place

Stamford, Connecticut

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

150 Federal Street

Boston, MA 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on February 28, 2007 pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to shares of the Trust’s series Legg Mason Partners Dividend Strategy Fund and Legg Mason Partners Growth and Income Fund.

Explanatory Note

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-11716) and Amendment No. 47 to the Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (File No. 811-5018) pursuant to Rule 485(a) on December 20, 2006 (Accession No. 0001193125-06-257317) are incorporated herein by reference. This filing is being made pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to extend the effectiveness of the Registration Statement until February 28, 2007.

Part C. Other Information

Item 23.	Exhibits.

++++++	(a)(1)	Amended and Restated Declaration of Trust dated March 1, 2002.

++++	(a)(2)	Certificate of Amendment to the Amended and Restated Declaration of Trust.

+++++	(a)(3)	Certificate of Amendment to the Amended and Restated Declaration of Trust.

++++++	(a)(4)	Certificate of Amendment to the Amended and Restated Declaration of Trust.

++++++	(a)(5)	Certificate of Amendment to the Amended and Restated Declaration of Trust.

++++++	(a)(6)	Certificate of Amendment to the Amended and Restated Declaration of Trust.

#	(a)(7)	Certificate of Amendment to the Amended and Restated Declaration of Trust.

#@#	(a)(8)	Certificate of Amendment to the Amended and Restated Declaration of Trust dated April 7, 2006.

#@#	(a)(9)	Certificate of Amendment to the Amended and Restated Declaration of Trust dated April 21, 2006.

#@#	(a)(10)	Certificate of Amendment to the Amended and Restated Declaration of Trust dated November 20, 2006.

+++	(b)	Amended and Restated By-Laws dated March 1, 2002.

****	(c)(1)	Specimen copy of certificate for Share of Beneficial Interest in Common Sense Trust for Class A shares.

****	(c)(2)	Specimen copy of certificate for Share of Beneficial Interest in Common Sense Trust for Class B shares.

****	(c)(3)	Specimen copy of certificate for Share of Beneficial Interest in Common Sense Trust for Class 1 shares.

#@#	(d)(1)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Dividend Strategy Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”), dated August 1, 2006.

#@#	(d)(2)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Growth and Income Fund, and LMPFA, dated August 1, 2006.

#@#	(d)(3)

Form of Subadvisory Agreement between the Registrant, on behalf of Legg Mason Partners Dividend Strategy Fund, LMPFA and ClearBridge Advisors, LLC, formerly known as CAM North America, LLC (“ClearBridge”), dated August 1, 2006.

#@#	(d)(4)	Form of Subadvisory Agreement between the Registrant, on behalf of Legg Mason Partners Growth and Income Fund, LMPFA and ClearBridge, dated August 1, 2006.

++	(e)(1)	Form of Distribution Agreements with Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) (“CGMI”) and PFS Distributors, Inc., dated June 5, 2000.

+	(e)(2)	Form of Dealer Agreement.

#	(e)(3)	Form of Amendment to Distribution Agreement with CGMI.

#	(e)(4)	Amendment to Distribution Agreement with PFS Investments Inc. (successor in interest to PFS Distributors, Inc.)

#	(e)(5)	Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC.

#	(f)(1)	Amended and Restated Trustee Retirement Plan of the Registrant.

#	(f)(2)	Amended and Restated Trustees Retirement Plan of the Registrant.

#@#	(f)(3)	Amendment to the Amended and Restated Trustees Retirement Plan of the Registrant dated July 10, 2006.

#	(g)(1)	Custodian Services Agreement.

#	(h)(1)	Form of Transfer Agency and Services Agreement with PFPC, Inc.

#	(h)(2)	License Agreement.

##	(i)	Opinion and Consent of Counsel

To be filed by amendment	(j)(1)	Consent of Independent Registered Public Accounting Firm.

#	(j)(2)	Power of Attorney for the Registrant dated February 16, 2006.

	(k)	Not applicable.

*	(l)(1)	Investment Letter for Common Sense Funds.

**	(l)(2)	Investment Letter for Common Sense II Funds dated May 2, 1994.

***	(l)(3)	Investment Letter for Common Sense II Emerging Growth Fund and Common Sense II International Equity Fund.

#	(m)(1)	Amended Shareholder Services and Distribution Plan.

*****	(n)	Rule 18f-3 Plan.

#	(p)(1)	Revised Code of Ethics of the Registrant and ClearBridge.

#	(p)(2)	Code of Ethics of Legg Mason Investor Services, LLC.

#	(p)(3)	Code of Ethics of Batterymarch Financial Management, Inc.

*	Incorporated herein by reference to Exhibit 13 filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on March 31, 1987.

**	Incorporated herein by reference to Exhibit 13.2 filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on October 28, 1994.

***	Incorporated herein by reference to Exhibit 13.3 filed with Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on August 11, 1995.

##	Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on January 26, 1996.

****	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on March 21, 1996.

*****	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 28, 1997.

+	Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 26, 1999.

++	Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on September 11, 2000.

+++	Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 27, 2002.

++++	Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on May 15, 2003.

+++++	Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on July 22, 2003.

++++++	Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 27, 2004.

+++++++	Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on December 17, 2004.

#	Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 28, 2006.

#@#	Incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on December 20, 2006.

Item 24.	Persons Controlled by or under Common Control with Registrant.

None

Item 25.	Indemnification.

Reference is hereby made to (a) Article V of the Registrant’s Declaration of Trust, incorporated by reference herein; (b) paragraph 4 of the Distribution Agreement between the Registrant and CGMI (the “CGMI Distribution Agreement”), incorporated herein by reference; (c) paragraph 7 of the Amendment to the CGMI Distribution Agreement; (d) paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), incorporated herein by reference; (e) Section 4 of the Form of Distribution Agreement between the Registrant and PFS Investments Inc. (the “PFS Distribution Agreement”), incorporated herein by reference; (f) paragraph 7 of the Form of Amendment to the PFS Distribution Agreement incorporated herein by reference;; and (g) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

The Trustees and officers of the Registrant and the personnel of the Registrant’s administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.	Business and Other Connections of the Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadvisor — ClearBridge Advisors, LLC (formerly known as CAM North America, LLC) (“ClearBridge”)

ClearBridge was organized under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason.

ClearBridge is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of ClearBridge together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by ClearBridge pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-64710).

Item 27.	Principal Underwriters.

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Dollar Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund, Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund, Inc., Western Asset Global Partners Income Fund Inc., Western Asset

Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolios II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipal Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Sector Series, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS Investments Inc. (“PFS”), a distributor of the Registrant, is also the distributor for certain series of the registrants listed: Legg Mason Partners Trust II, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Investment Series, Legg Mason Partners Investment Trust, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Smith Barney Money Funds Inc. and Legg Mason Partners Sector Series, Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177):

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve – Managing Director

Mark R. Fetting – Managing Director

D. Stuart Bowers – Vice President

W. Talbot Daley – Vice President

Thomas J. Hirschmann – Vice President

Joseph M. Furey – General Counsel and Chief Compliance Officer

Ronald Holinsky – Counsel

Robert E. Patterson – Counsel

Theresa M. Silberzahn – Chief Financial Officer

Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 28.	Location of Accounts and Records.

With respect to the Registrant:

(1)	Legg Mason Partners Investment Series

125 Broad Street

New York, New York 10004

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Subadviser:

(3)	c/o ClearBridge Advisors, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Custodian:

(4)	State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(5)	PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(6)	Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

(7)	Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

(8)	PFS Investments Inc.

3120 Breckinridge Blvd.

Building 20

Duluth, GA 30099-0062

Item 29.	Management Services.

Not applicable.

Item 30.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS INVESTMENT SERIES, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 16th day of February, 2007.

LEGG MASON PARTNERS INVESTMENT SERIES, on behalf of its series

Legg Mason Partners Dividend Strategy Fund

Legg Mason Partners Growth and Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman of the Board (Chief Executive Officer)

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on February 16, 2007.

Signature:	Title:

/s/ R. Jay Gerken R. Jay Gerken	President, Chairman Chief Executive Officer and Trustee

/s/ Frances Guggino Frances Guggino	Treasurer and Chief Financial Officer

Elliott J. Berv* Elliott J. Berv	Trustee

Donald M. Carlton* Donald M. Carlton	Trustee

A. Benton Cocanougher* A. Benton Cocanougher	Trustee

Mark T. Finn* Mark T. Finn	Trustee

Stephen Randolph Gross* Stephen Randolph Gross	Trustee

Diana R. Harrington* Diana R. Harrington	Trustee

Susan B. Kerley* Susan B. Kerley	Trustee

Alan G. Merten* Alan G. Merten	Trustee

R. Richardson Pettit* R. Richardson Pettit	Trustee

*By:	/s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney dated February 16, 2006

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit
Not Applicable.